RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - TOTAL DERIVATIVE INSTRUMENTS (Details) - CAD CAD in Millions	Jun. 30, 2016	Dec. 31, 2015
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	CAD (4,879)	CAD (4,731)
Derivative liabilities, Amounts Available for Offset		(17)
Total net financial asset/(liability)	(4,879)	(4,748)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(2,973)	(3,738)
Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,626)	(641)
Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(280)	(352)
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	607	791
Current derivative assets, Amounts Available for Offset	(144)	(216)
Total current derivative assets	463	575
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	510	774
Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	94	15
Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	3	2
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	206	373
Long-term derivative assets, Amounts Available for Offset	(101)	(218)
Total long-term derivative assets	105	155
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	199	230
Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	139
Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	4
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(2,178)	(1,945)
Current derivative liabilities, Amounts Available for Offset	144	199
Total current derivative liabilities	(2,034)	(1,746)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1,269)	(1,457)
Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(759)	(382)
Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(150)	(106)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,514)	(3,950)
Long-term derivative liabilities, Amounts Available for Offset	101	218
Total long-term derivative liabilities	(3,413)	(3,732)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,413)	(3,285)
Other long-term liabilities | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(963)	(413)
Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(138)	(252)
Foreign Exchange Risk
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(2,697)	(3,782)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(2,505)	(3,549)
Foreign Exchange Risk | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	88	119
Foreign Exchange Risk | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(280)	(352)
Foreign Exchange Risk | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	97	10
Current derivative assets, Amounts Available for Offset	(47)	(3)
Total current derivative assets	50	7
Foreign Exchange Risk | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	8	2
Foreign Exchange Risk | Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	86	6
Foreign Exchange Risk | Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	3	2
Foreign Exchange Risk | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	90	128
Long-term derivative assets, Amounts Available for Offset	(80)	(127)
Total long-term derivative assets	10	1
Foreign Exchange Risk | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	83	10
Foreign Exchange Risk | Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	114
Foreign Exchange Risk | Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	4
Foreign Exchange Risk | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(754)	(872)
Current derivative liabilities, Amounts Available for Offset	47	3
Total current derivative liabilities	(707)	(869)
Foreign Exchange Risk | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(604)	(765)
Foreign Exchange Risk | Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments		(1)
Foreign Exchange Risk | Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(150)	(106)
Foreign Exchange Risk | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,130)	(3,048)
Long-term derivative liabilities, Amounts Available for Offset	80	127
Total long-term derivative liabilities	(2,050)	(2,921)
Foreign Exchange Risk | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,992)	(2,796)
Foreign Exchange Risk | Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(138)	(252)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(2,118)	(1,173)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(401)	(409)
Interest rate contracts | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,717)	(764)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	1	2
Current derivative assets, Amounts Available for Offset	(1)	(2)
Interest rate contracts | Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	1	2
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		18
Long-term derivative assets, Amounts Available for Offset		(14)
Total long-term derivative assets		4
Interest rate contracts | Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		18
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(946)	(564)
Current derivative liabilities, Amounts Available for Offset	1	2
Total current derivative liabilities	(945)	(562)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(187)	(185)
Interest rate contracts | Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(759)	(379)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,173)	(629)
Long-term derivative liabilities, Amounts Available for Offset		14
Total long-term derivative liabilities	(1,173)	(615)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(214)	(224)
Interest rate contracts | Other long-term liabilities | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(959)	(405)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	(61)	245
Derivative liabilities, Amounts Available for Offset		(17)
Total net financial asset/(liability)	(61)	228
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(67)	231
Commodity contracts | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	6	14
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	506	779
Current derivative assets, Amounts Available for Offset	(95)	(211)
Total current derivative assets	411	568
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	499	772
Commodity contracts | Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	7	7
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	116	227
Long-term derivative assets, Amounts Available for Offset	(21)	(77)
Total long-term derivative assets	95	150
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	116	220
Commodity contracts | Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		7
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(477)	(501)
Current derivative liabilities, Amounts Available for Offset	95	194
Total current derivative liabilities	(382)	(307)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(477)	(501)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(206)	(260)
Long-term derivative liabilities, Amounts Available for Offset	21	77
Total long-term derivative liabilities	(185)	(183)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(205)	(260)
Commodity contracts | Other long-term liabilities | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(3)	(21)
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)		(11)
Other contracts | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(3)	(10)
Other contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	3
Current derivative assets, Amounts Available for Offset	(1)
Total current derivative assets	2
Other contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	3
Other contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1)	(8)
Current derivative liabilities, Amounts Available for Offset	1
Total current derivative liabilities		(8)
Other contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1)	(6)
Other contracts | Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments		(2)
Other contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(5)	(13)
Total long-term derivative liabilities	(5)	(13)
Other contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2)	(5)
Other contracts | Other long-term liabilities | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	CAD (3)	CAD (8)